FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	9 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company is exposed to liquidity, credit, foreign-currency, interest-rate and other market risks. There were no changes in the Company’s overall risk-management framework during the nine months ended June 30, 2026.

(a)	Liquidity risk

At June 30, 2026, the Company had total liabilities of $44,676,366, derivatives of $15,552,778, contingent consideration of $1,760,547, cash and cash equivalents of $2,453,673, cash held in trust $493,384, restricted cash of $2,000,000 and digital currency of $2,462,683. The Company monitors short-term cash requirements using rolling cash-flow forecasts and may sell Bitcoin to supplement liquidity.

The carrying amounts of financial instruments and the contractual maturity analysis of financial liabilities are set out below.

Financial instrument	Measurement category	Carrying amouint
		$

Cash and cash equivalents	Amortized cost	2,453,673
Cash held in trust	Amortized cost	493,384
Restricted cash	Amortized cost	2,000,000
Accounts and other payables	Amortized cost	7,569,220
Related-party advances	Amortized cost	151,361
Senior secured loans	Amortized cost	14,286,267
Convertible notes and debentures	Amortized cost	3,744,123
Derivative financial liabilities	FVTPL	15,552,778
Contingent consideration payable	FVTPL	1,760,547
Settlement liability	Amortized cost	1,612,070

Financial liability	Total	<3 months	3–12 months	1–2 years	2–5 years
Accounts and other payables	7,569,220	7,569,220	—	—	—
Related-party advances	151,361	151,361	—	—	—
Settlement liability	1,456,980	600,000	856,980	—	—
JGB senior secured loan	28,067,973	2,400,844	6,847,954	18,819,175	—
FAR convertible prom. note	3,289,048	—	3,289,048	—	—
Former CEO convertible loan	1,805,226	1,805,226	—	—	—
Oct. 2025 convertible notes	145,000	—	—	—	145,000
Total contractual cash flows	42,484,808	12,526,651	10,993,982	18,819,175	145,000

The maturity analysis presents contractual undiscounted cash flows based on contractual terms and conditions existing at June 30, 2026. Variable-rate interest on the JGB senior secured loan was calculated using the contractual rate applicable at June 30, 2026. The analysis does not reflect the subsequent repayment of the JGB loan described in Note 26.

The FAR Bitcoin financing requires delivery of 26 BTC on March 16, 2027. Based on the June 30, 2026 carrying price of approximately $60,018 per sBTC, the reporting-date equivalent was $1,560,480. As settlement requires delivery of Bitcoin rather than cash, this amount is excluded from the contractual cash-flow totals above.

Contingent consideration provides for a maximum cash payment of $1,900,000 dependent on the satisfaction of a public-market performance condition. Because the timing of any payment is not contractually fixed, it is excluded from the time bands above.

(b)	Credit and custody risk

Cash and restricted cash are held with financial institutions, and cash held in trust is held by legal counsel. Digital currency is not a financial asset and is outside the IFRS 9 expected-credit-loss model. Digital currency held through third parties exposes the Company to custody, access and counterparty risk. The material rights and restrictions associated with the Luxor arrangement are described in Note 3(c).

(c)	Market and valuation risk

The Company’s derivative financial liabilities are particularly sensitive to the Company’s share price and expected volatility. The Level 3 continuity and sensitivity disclosure for derivative financial liabilities is included in Note 20(d).